Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, January 1,	$ 15,283	$ 14,593
Functional currency translation adjustments and other adjustment	(348)	690
Goodwill, December 31,	$ 14,935	$ 15,283